Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests

The movement of redeemable non-controlling interests was as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of the year	$-	$34,543,186	$31,228,329
Accretion to redemption value of redeemable non-controlling interests	-	1,792,027	3,920,454
Reclassification of the redeemable non-controlling interests to permanent equity	-	(35,527,113)
Foreign exchange effect	-	(808,100)	(605,597)
Balance at end of the year	$-	$-	$34,543,186